Columbia Variable Portfolio – Intermediate Bond Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	89,811	85,127
Total Asset-Backed Securities — Agency (Cost $90,960)			85,127

Asset-Backed Securities - Non-Agency 20.5%

ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	2,475,410	2,512,082
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	2,757,499	2,775,503
Affirm Asset Securitization Trust(a)
Series 2023-A Class A
01/18/2028	6.610%	10,000,000	10,042,169
Series 2023-B Class 1A
09/15/2028	6.820%	16,600,000	16,936,495
Series 2023-B Class A
09/15/2028	6.820%	11,700,000	11,937,168
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	10,000,000	10,248,074
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	6.381%	8,499,828	8,505,693
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	6.381%	8,254,712	8,259,656
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	6.360%	15,000,000	15,009,420
Series 2019-2A Class AR2
3-month Term SOFR + 1.130% Floor 1.130% 10/17/2032	6.416%	23,500,000	23,504,700
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month Term SOFR + 3.512% Floor 3.250% 10/23/2034	8.795%	5,000,000	5,004,735
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.944%	12,000,000	12,019,680
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	13,622,877	13,657,515
Carvana Auto Receivables Trust(a)
Series 2023-N3 Class A
09/10/2027	6.410%	3,082,746	3,101,582
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.117%	21,000,000	21,011,214
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	11,577,767	11,616,296
Dell Equipment Finance Trust(a)
Series 2024-1 Class A2
03/22/2030	5.580%	6,940,000	6,980,295
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.730%	14,617,500	14,620,438
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	6.533%	7,647,496	7,655,144
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	2,110,782	2,113,791
Exeter Automobile Receivables Trust
Series 2024-2A Class A2
05/15/2026	5.700%	8,356,275	8,363,159
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	4,100,000	4,112,938
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	9,070,000	9,188,835
Series 2024-3A Class A2
10/15/2029	5.590%	10,500,000	10,672,401
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	12,000,000	12,152,876

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.894%	11,300,000	11,300,045
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	309,020	308,902
Series 2023-2A Class A
06/15/2033	6.040%	437,253	437,447
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	5,089,000	5,110,276
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	5,735,000	5,860,497
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	9,445,590	9,513,292
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.944%	20,375,000	20,369,580
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	6.508%	18,203,640	18,222,153
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	6.994%	45,625,000	45,705,346
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	21,014,157	20,335,439
Subordinated Series 2021-B Class B
05/08/2031	1.960%	2,342,123	2,273,841
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	10,148,161	10,344,866
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	10,997,173	11,172,630
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	11,000,000	11,066,354
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	8,600,000	8,646,286
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	10,300,000	10,314,551
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	7,600,000	7,607,017
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	335,478	334,887
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	7,500,000	7,619,648
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	8,100,000	8,217,961
Pagaya AI Debt Trust(a)
Series 2022-2 Class A
01/15/2030	4.970%	436,864	436,703
Series 2023-1 Class A
07/15/2030	7.556%	2,812,649	2,821,982
Series 2023-3 Class A
12/16/2030	7.600%	5,138,917	5,170,147
Series 2023-6 Class A
06/16/2031	7.128%	5,496,399	5,507,367
Series 2024-2 Class A
08/15/2031	6.319%	2,185,785	2,222,619
Series 2024-3 Class A
10/15/2031	6.258%	5,249,864	5,324,751
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	14,926,023	14,792,368
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	8,999,127	9,104,543
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	7,798,916	7,938,769
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	4,749,960	4,887,562
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	11,996,923	12,064,792
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	14,444,617	14,552,655
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	11,500,000	11,632,456
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	5,750,000	5,824,230
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-5 Class AB
04/15/2031	7.392%	4,554,595	4,580,635
PAGAYA AI Debt Trust(a),(c)
Subordinated Series 2022-3 Class AB
03/15/2030	7.400%	1,035,172	1,042,496
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.701%	11,000,000	11,006,017
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	5,291,103	5,320,321
Series 2024-2A Class A
07/15/2031	5.880%	9,385,205	9,443,733
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	10,623,793	10,816,524
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	3,315,023	3,226,133
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	7,654,409	7,742,249
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month Term SOFR + 1.662% Floor 1.400% 01/15/2030	6.963%	28,000,000	28,026,852
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	4,305,365	4,318,043
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	7,238,755	7,247,568
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	6,992,000	6,958,090
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	7,785,870	7,800,867
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	6.933%	11,171,429	11,177,551
Upland CLO Ltd.(a),(b)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% 04/20/2031	6.564%	8,440,852	8,451,622
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	692,681	684,033
Series 2021-ST1 Class A
02/20/2027	2.750%	1,085,608	1,073,575
Series 2021-ST10 Class A
01/20/2030	2.250%	1,261,738	1,253,054
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	867,202	868,631
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-2 Class A
06/20/2033	6.770%	4,235,460	4,252,001
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	3,002,900	2,982,640
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	7,570,440	7,478,609
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	7,200,000	7,275,555
Total Asset-Backed Securities — Non-Agency (Cost $718,479,854)			722,070,620

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2013-WBRK Class A
03/10/2037	3.652%	5,550,000	5,368,163
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month Term SOFR + 2.364% Floor 2.250% 10/15/2037	7.461%	10,581,000	10,481,451
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	7.011%	6,950,000	6,866,822
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class E
02/10/2037	3.754%	10,950,000	10,634,328
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,043,486
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	11,815,000	5,948,851
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	6,180,318
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	1,308,120
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class E
11/10/2036	3.283%	13,400,000	12,304,727
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.411%	4,600,000	4,273,081

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.961%	4,150,000	3,597,356
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.362%	9,150,000	8,692,930
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.394%	10,469,000	10,293,616
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	6.469%	9,000,000	4,991,332
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $137,074,644)			104,984,581

Convertible Bonds 0.0%

Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	691,000	554,428
Total Convertible Bonds (Cost $674,259)			554,428

Corporate Bonds & Notes 21.2%

Aerospace & Defense 1.3%
BAE Systems PLC(a)
03/26/2029	5.125%	3,832,000	3,942,422
Boeing Co. (The)
08/01/2059	3.950%	11,040,000	7,540,322
Bombardier, Inc.(a)
04/15/2027	7.875%	24,000	24,066
07/01/2031	7.250%	113,000	119,601
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,554,513
Lockheed Martin Corp.
08/15/2034	4.800%	2,360,000	2,419,384
Northrop Grumman Corp.
06/01/2034	4.900%	9,583,000	9,795,691
Raytheon Technologies Corp.
03/15/2027	3.500%	10,223,000	10,070,087
03/15/2032	2.375%	8,699,000	7,548,546
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	174,000	188,845
11/15/2030	9.750%	359,000	400,442
TransDigm, Inc.(a)
08/15/2028	6.750%	417,000	429,594
03/01/2029	6.375%	778,000	802,411
03/01/2032	6.625%	585,000	609,717
01/15/2033	6.000%	310,000	314,394
Total			46,760,035
Airlines 0.1%
American Airlines, Inc.(a)
05/15/2029	8.500%	288,000	305,370
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	709,430	707,335
04/20/2029	5.750%	776,779	775,773
Hawaiian Brand Intellectual Property Ltd.(a)
04/15/2029	11.000%	114,209	114,639
United Airlines, Inc.(a)
04/15/2029	4.625%	510,000	492,756
Total			2,395,873
Automotive 0.0%
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	189,000	173,613
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	440,000	453,247
04/23/2032	6.875%	280,000	280,677
Total			907,537
Banking 5.3%
Bank of America Corp.(d)
10/20/2032	2.572%	26,334,000	23,081,041
02/04/2033	2.972%	18,020,000	16,143,774
Subordinated
09/21/2036	2.482%	673,000	567,997
Citigroup, Inc.(d)
06/03/2031	2.572%	4,618,000	4,151,929
01/25/2033	3.057%	12,760,000	11,394,759
Goldman Sachs Group, Inc. (The)(d)
07/21/2032	2.383%	6,470,000	5,609,538
10/21/2032	2.650%	12,753,000	11,200,116
HSBC Holdings PLC(d)
05/24/2032	2.804%	10,006,000	8,850,657
JPMorgan Chase & Co.(d)
07/22/2030	4.995%	22,527,000	23,147,443
11/08/2032	2.545%	21,610,000	19,007,297
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(d)
04/19/2035	5.831%	11,688,000	12,549,847
07/19/2035	5.320%	10,744,000	11,162,818
Subordinated
09/16/2036	2.484%	4,373,000	3,659,910
PNC Financial Services Group, Inc. (The)(d)
10/20/2034	6.875%	1,658,000	1,899,151
US Bancorp(d)
06/12/2034	5.836%	2,951,000	3,149,147
Wells Fargo & Co.(d)
10/30/2030	2.879%	404,000	374,754
07/25/2034	5.557%	30,931,000	32,449,377
Total			188,399,555
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	557,000	546,173
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	182,000	186,481
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	387,000	412,322
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	578,000	549,184
Focus Financial Partners LLC(a)
09/15/2031	6.750%	224,000	225,723
Hightower Holding LLC(a)
04/15/2029	6.750%	584,000	558,707
01/31/2030	9.125%	310,000	323,503
Total			2,802,093
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	363,000	349,387
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	670,000	659,994
08/01/2030	6.500%	275,000	284,859
Masterbrand, Inc.(a)
07/15/2032	7.000%	70,000	73,483
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	45,000	44,579
01/15/2031	7.250%	274,000	290,303
White Cap Buyer LLC(a)
10/15/2028	6.875%	594,000	599,811
Total			2,302,416
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	687,000	668,477
03/01/2030	4.750%	626,000	575,132
08/15/2030	4.500%	423,000	382,899
02/01/2031	4.250%	459,000	405,392
02/01/2032	4.750%	552,000	485,424
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,810,000	1,564,427
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	250,000	205,289
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,412,000	3,694,726
12/01/2061	4.400%	7,340,000	4,991,999
06/30/2062	3.950%	5,633,000	3,489,590
Comcast Corp.
03/01/2026	3.150%	5,896,000	5,814,611
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	664,244
01/15/2030	5.750%	722,000	373,638
12/01/2030	4.125%	830,000	604,939
11/15/2031	5.000%	169,000	83,221
DISH DBS Corp.
07/01/2026	7.750%	107,000	92,807
DISH Network Corp.(a)
11/15/2027	11.750%	867,000	909,286
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	217,000	209,762
08/01/2027	5.000%	444,000	437,451
07/01/2030	4.125%	192,000	174,278
Virgin Media Finance PLC(a)
07/15/2030	5.000%	513,000	450,799
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	294,000	281,889
VZ Secured Financing BV(a)
01/15/2032	5.000%	690,000	634,654
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	339,000	312,631
Ziggo BV(a)
01/15/2030	4.875%	480,000	456,138
Total			27,963,703
Chemicals 0.2%
Avient Corp.(a)
11/01/2031	6.250%	40,000	41,013
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	447,000	443,649

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	620,000	590,851
HB Fuller Co.
10/15/2028	4.250%	456,000	437,348
Herens Holdco Sarl(a)
05/15/2028	4.750%	497,000	434,693
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	247,000	249,449
INEOS Finance PLC(a)
04/15/2029	7.500%	249,000	260,277
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	243,000	260,009
Ingevity Corp.(a)
11/01/2028	3.875%	534,000	500,754
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	408,000	383,254
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	467,000	436,323
Olympus Water US Holding Corp.(a)
11/15/2028	9.750%	558,000	595,895
10/01/2029	6.250%	563,000	544,752
06/15/2031	7.250%	253,000	263,291
WR Grace Holdings LLC(a)
06/15/2027	4.875%	181,000	178,347
08/15/2029	5.625%	744,000	698,811
Total			6,318,716
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	3,297,000	3,336,049
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,045,000	980,600
Herc Holdings, Inc.(a)
07/15/2027	5.500%	343,000	342,641
06/15/2029	6.625%	255,000	264,216
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	456,000	471,699
03/15/2031	7.750%	176,000	187,790
Total			5,582,995
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	484,000	445,116
12/01/2028	6.125%	432,000	370,228
Match Group, Inc.(a)
06/01/2028	4.625%	459,000	446,279
Total			1,261,623
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	272,000	286,865
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	676,000	676,009
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a),(f)
10/15/2029	9.500%	300,000	300,185
Total			1,263,059
Diversified Manufacturing 0.1%
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	246,725
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	603,000	621,704
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	238,000	248,332
Esab Corp.(a)
04/15/2029	6.250%	180,000	185,103
Gates Corp. (The)(a)
07/01/2029	6.875%	106,000	109,819
Madison IAQ LLC(a)
06/30/2028	4.125%	205,000	197,962
06/30/2029	5.875%	447,000	435,539
Resideo Funding, Inc.(a)
09/01/2029	4.000%	383,000	360,714
07/15/2032	6.500%	235,000	241,497
Vertical Holdco GmbH(a)
07/15/2028	7.625%	284,000	285,756
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	289,000	286,018
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	591,000	605,089
03/15/2029	6.375%	331,000	342,075
03/15/2032	6.625%	425,000	442,485
Total			4,608,818
Electric 1.0%
AEP Texas, Inc.
01/15/2050	3.450%	5,325,000	3,847,601
Alpha Generation LLC(a)
10/15/2032	6.750%	133,000	134,988
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	447,000	438,725
02/15/2031	3.750%	583,000	533,746
01/15/2032	3.750%	397,000	358,993
DTE Energy Co.
07/01/2027	4.950%	5,345,000	5,437,253
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
08/15/2052	5.000%	3,773,000	3,572,104
Edison International
11/15/2028	5.250%	5,951,000	6,118,414
FirstEnergy Corp.
03/01/2050	3.400%	1,926,000	1,417,051
Lightning Power LLC(a)
08/15/2032	7.250%	95,000	99,749
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	181,000	176,842
01/15/2029	7.250%	406,000	427,948
NRG Energy, Inc.(a)
02/15/2029	3.375%	322,000	300,247
02/15/2031	3.625%	791,000	717,200
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,250,000	9,334,476
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	291,000	288,003
01/15/2030	4.750%	650,000	621,801
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	222,000	221,714
05/01/2029	4.375%	916,000	886,928
10/15/2031	7.750%	409,000	440,212
Total			35,373,995
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	586,000	614,889
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	907,000	903,850
Total			1,518,739
Finance Companies 0.1%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	508,000	531,079
04/15/2029	6.875%	536,000	557,986
03/15/2030	5.875%	134,000	134,306
Navient Corp.
03/15/2029	5.500%	16,000	15,523
03/15/2031	11.500%	463,000	528,970
08/01/2033	5.625%	50,000	44,381
OneMain Finance Corp.
01/15/2027	3.500%	411,000	392,751
01/15/2029	9.000%	188,000	199,181
05/15/2031	7.500%	414,000	426,288
11/15/2031	7.125%	78,000	78,967
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	471,000	471,017
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	220,000	224,153
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	812,000	729,479
Springleaf Finance Corp.
11/15/2029	5.375%	26,000	24,973
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	155,000	154,101
04/15/2029	5.500%	29,000	28,243
Total			4,541,398
Food and Beverage 0.7%
Bacardi Ltd.(a)
05/15/2048	5.300%	12,645,000	11,946,910
Constellation Brands, Inc.
08/01/2029	3.150%	2,223,000	2,109,108
05/01/2033	4.900%	3,764,000	3,801,975
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	226,000	224,431
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	3,617,000	3,676,361
Performance Food Group, Inc.(a)
09/15/2032	6.125%	107,000	109,433
Post Holdings, Inc.(a)
09/15/2031	4.500%	382,000	357,134
02/15/2032	6.250%	169,000	174,095
Post Holdings, Inc.(a),(f)
10/15/2034	6.250%	198,000	199,562
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	186,000	178,287
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	676,000	641,296
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	535,000	534,228
US Foods, Inc.(a)
01/15/2032	7.250%	162,000	171,456
Total			24,124,276
Gaming 0.1%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	197,000	188,003
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	468,000	445,352
02/15/2030	7.000%	413,000	431,535
02/15/2032	6.500%	420,000	434,412
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	448,000	457,473

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	31,000	32,517
MGM Resorts International
09/15/2029	6.125%	147,000	148,890
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	645,000	618,315
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	496,000	451,845
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	438,000	434,895
Scientific Games International, Inc.(a)
11/15/2029	7.250%	252,000	260,708
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	202,000	204,727
Total			4,108,672
Health Care 1.1%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	270,000	257,310
Avantor Funding, Inc.(a)
11/01/2029	3.875%	471,000	445,700
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	331,000	350,111
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	402,000	395,423
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	305,000	299,978
04/15/2029	6.875%	352,000	318,801
05/15/2030	5.250%	674,000	620,088
02/15/2031	4.750%	355,000	311,977
01/15/2032	10.875%	307,000	338,378
Cigna Corp.
03/15/2050	3.400%	1,493,000	1,096,648
Cigna Group (The)
02/15/2054	5.600%	1,471,000	1,519,942
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	158,000	166,353
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	11,940,000	12,412,382
HCA, Inc.
09/01/2030	3.500%	15,861,000	14,946,138
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	332,000	342,362
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	279,000	264,133
10/01/2029	5.250%	627,000	615,217
Select Medical Corp.(a)
08/15/2026	6.250%	590,000	593,753
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Star Parent, Inc.(a)
10/01/2030	9.000%	671,000	720,926
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	279,000	291,213
Tenet Healthcare Corp.
06/15/2028	4.625%	507,000	498,041
10/01/2028	6.125%	344,000	346,850
01/15/2030	4.375%	457,000	438,692
05/15/2031	6.750%	205,000	213,835
Total			37,804,251
Healthcare Insurance 1.7%
Aetna, Inc.
11/15/2042	4.125%	1,339,000	1,114,572
Centene Corp.
02/15/2030	3.375%	835,000	769,463
10/15/2030	3.000%	27,794,000	24,876,896
03/01/2031	2.500%	5,714,000	4,913,171
08/01/2031	2.625%	4,954,000	4,248,932
UnitedHealth Group, Inc.
04/15/2031	4.900%	6,632,000	6,859,500
04/15/2034	5.000%	17,166,000	17,717,045
Total			60,499,579
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	270,000	265,021
Independent Energy 0.3%
Baytex Energy Corp.(a)
04/30/2030	8.500%	327,000	339,044
03/15/2032	7.375%	336,000	334,550
Civitas Resources, Inc.(a)
11/01/2030	8.625%	212,000	224,763
07/01/2031	8.750%	352,000	373,120
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	853,000	854,060
Comstock Resources, Inc.(a)
01/15/2030	5.875%	451,000	421,769
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	260,000	263,044
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	435,000	423,522
04/15/2032	6.250%	231,000	224,939
11/01/2033	8.375%	317,000	341,656
Matador Resources Co.(a)
04/15/2028	6.875%	213,000	216,508
04/15/2032	6.500%	438,000	437,104
04/15/2033	6.250%	128,000	126,096
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
08/01/2027	5.000%	2,054,000	2,082,310
10/01/2054	6.050%	2,492,000	2,530,996
Permian Resources Operating LLC(a)
01/15/2032	7.000%	818,000	850,523
02/01/2033	6.250%	129,000	131,064
SM Energy Co.(a)
08/01/2029	6.750%	127,000	127,501
08/01/2032	7.000%	395,000	396,706
Total			10,699,275
Integrated Energy 0.6%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,150,000	10,439,662
11/17/2034	5.227%	9,940,000	10,349,012
Total			20,788,674
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	113,000	108,825
Carnival Corp.(a)
03/01/2026	7.625%	335,000	338,336
08/01/2028	4.000%	365,000	352,348
08/15/2029	7.000%	95,000	100,944
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	236,000	254,723
Cinemark USA, Inc.(a)
07/15/2028	5.250%	174,000	171,068
08/01/2032	7.000%	73,000	76,270
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	448,000	447,100
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	432,000	436,238
07/15/2027	5.375%	169,000	170,334
09/30/2031	5.625%	199,000	201,571
03/15/2032	6.250%	149,000	154,577
02/01/2033	6.000%	97,000	99,443
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	492,000	509,185
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	423,000	437,981
Vail Resorts, Inc.(a)
05/15/2032	6.500%	246,000	257,097
Viking Cruises Ltd.(a)
02/15/2029	7.000%	530,000	536,569
07/15/2031	9.125%	154,000	168,292
Total			4,820,901
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	4,957,181
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	110,000	112,087
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	354,000	358,652
Total			470,739
Media and Entertainment 0.5%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	292,000	261,213
09/15/2028	9.000%	358,000	380,601
06/01/2029	7.500%	426,000	366,511
04/01/2030	7.875%	391,000	409,205
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	793,000	779,567
iHeartCommunications, Inc.
05/01/2026	6.375%	431,350	377,058
05/01/2027	8.375%	368,906	195,578
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	170,000	176,367
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	704,000	699,460
01/15/2029	4.250%	245,000	233,348
03/15/2030	4.625%	347,000	330,035
02/15/2031	7.375%	91,000	97,144
Roblox Corp.(a)
05/01/2030	3.875%	290,000	270,040
Univision Communications, Inc.(a)
08/15/2028	8.000%	300,000	306,815
Warnermedia Holdings, Inc.
03/15/2052	5.141%	1,060,000	817,202
03/15/2062	5.391%	15,734,000	12,042,968
Total			17,743,112
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	151,000	160,765
Allegheny Technologies, Inc.
10/01/2031	5.125%	525,000	510,566
Constellium SE(a)
06/15/2028	5.625%	623,000	622,360
04/15/2029	3.750%	288,000	268,995
08/15/2032	6.375%	98,000	100,694

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	350,000	346,305
04/01/2029	6.125%	428,000	434,281
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	351,000	321,306
Novelis Corp.(a)
11/15/2026	3.250%	321,000	310,228
01/30/2030	4.750%	453,000	438,598
08/15/2031	3.875%	279,000	255,066
Total			3,769,164
Midstream 0.8%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	280,000	289,649
CNX Midstream Partners LP(a)
04/15/2030	4.750%	656,000	612,919
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	783,000	824,363
DT Midstream, Inc.(a)
06/15/2029	4.125%	741,000	708,811
Enbridge, Inc.
04/05/2027	5.250%	4,744,000	4,857,741
EQM Midstream Partners LP(a)
04/01/2029	6.375%	187,000	193,209
01/15/2031	4.750%	634,000	614,058
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	2,775,000	2,250,291
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	5,253,000	5,082,002
NuStar Logistics LP
06/01/2026	6.000%	345,000	347,303
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	9,325,000	8,282,535
Sunoco LP(a)
05/01/2029	7.000%	251,000	262,397
05/01/2032	7.250%	250,000	264,805
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	629,000	618,358
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	654,000	618,049
08/15/2031	4.125%	664,000	617,489
11/01/2033	3.875%	1,006,000	902,804
Venture Global LNG, Inc.(a),(d),(g)
	9.000%	272,000	275,711
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	225,000	234,562
01/15/2030	7.000%	146,000	149,836
06/01/2031	8.375%	334,000	352,064
02/01/2032	9.875%	177,000	196,694
Total			28,555,650
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	131,000	134,490
Nabors Industries, Inc.(a)
01/31/2030	9.125%	450,000	464,114
08/15/2031	8.875%	423,000	402,345
Noble Finance II LLC(a)
04/15/2030	8.000%	155,000	159,939
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	464,000	474,429
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	446,000	459,475
Transocean, Inc.(a)
05/15/2029	8.250%	122,000	120,935
05/15/2031	8.500%	171,000	169,907
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	435,000	447,992
Total			2,833,626
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	170,000	165,289
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	153,000	157,626
Total			322,915
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	172,000	182,309
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	195,000	194,562
02/01/2027	4.250%	582,000	567,377
06/15/2029	4.750%	827,000	808,132
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	206,000	199,449
02/01/2030	7.000%	146,000	151,521
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	263,000	271,889
Service Properties Trust(a)
11/15/2031	8.625%	272,000	295,793
Total			2,671,032
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,023,000	913,217
Canpack SA/US LLC(a)
11/15/2029	3.875%	482,000	449,041
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	170,000	172,789
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	346,000	344,208
08/15/2027	8.500%	169,000	169,325
Total			2,048,580
Pharmaceuticals 2.6%
1375209 BC Ltd.(a)
01/30/2028	9.000%	207,000	205,126
AbbVie, Inc.
03/15/2029	4.800%	51,684,000	53,179,297
Amgen, Inc.
03/02/2063	5.750%	4,068,000	4,289,835
Bristol-Myers Squibb Co.
02/22/2064	5.650%	7,407,000	7,850,618
Gilead Sciences, Inc.
03/01/2026	3.650%	24,363,000	24,168,807
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,146,000	1,075,078
Jazz Securities DAC(a)
01/15/2029	4.375%	459,000	444,029
Organon Finance 1 LLC(a)
04/30/2028	4.125%	277,000	266,240
04/30/2031	5.125%	477,000	448,891
Total			91,927,921
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	481,000	479,320
04/15/2028	6.750%	427,000	433,841
11/01/2029	5.875%	275,000	263,823
01/15/2031	7.000%	313,000	321,718
10/01/2031	6.500%	120,000	121,402
10/01/2032	7.375%	290,000	294,241
AmWINS Group, Inc.(a)
02/15/2029	6.375%	313,000	320,491
AssuredPartners, Inc.(a)
01/15/2029	5.625%	374,000	360,397
02/15/2032	7.500%	146,000	150,247
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	567,000	542,216
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
12/01/2029	5.625%	366,000	358,981
HUB International, Ltd.(a)
06/15/2030	7.250%	590,000	615,119
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	569,000	596,539
Ryan Specialty LLC(a)
08/01/2032	5.875%	75,000	76,230
USI, Inc.(a)
01/15/2032	7.500%	263,000	272,541
Total			5,207,106
Railroads 0.3%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	414,000	426,035
Norfolk Southern Corp.
06/15/2026	2.900%	8,164,000	7,997,654
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	351,000	365,947
Total			8,789,636
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	173,000	175,476
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	379,000	352,555
Total			528,031
Retailers 0.4%
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	66,000	67,084
Hanesbrands, Inc.(a)
02/15/2031	9.000%	319,000	344,386
L Brands, Inc.(a)
10/01/2030	6.625%	677,000	689,780
Lowe’s Companies, Inc.
04/01/2062	4.450%	10,134,000	8,585,137
09/15/2062	5.800%	3,663,000	3,832,864
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	367,000	351,834
02/15/2029	7.750%	389,000	383,720
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	537,000	473,913
Total			14,728,718

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	360,000	348,368
02/15/2030	4.875%	180,000	177,046
Kroger Co. (The)
09/15/2064	5.650%	1,983,000	1,993,931
Total			2,519,345
Technology 1.0%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	90,000	93,908
Block, Inc.(a)
05/15/2032	6.500%	422,000	439,538
Broadcom, Inc.(a)
11/15/2036	3.187%	12,977,000	10,992,049
Camelot Finance SA(a)
11/01/2026	4.500%	266,000	262,096
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	147,000	152,944
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	76,000	77,712
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	364,000	348,909
07/01/2029	4.875%	536,000	515,831
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	872,000	887,491
06/30/2032	8.250%	617,000	644,954
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	516,000	503,464
Entegris Escrow Corp.(a)
06/15/2030	5.950%	609,000	620,685
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	788,000	845,299
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	484,000	446,382
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	467,000	477,205
Intel Corp.
03/25/2050	4.750%	4,170,000	3,596,207
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	280,000	261,773
05/30/2029	9.500%	518,000	530,097
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	520,000	499,892
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	550,000	605,504
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	464,000	455,260
04/15/2029	5.125%	133,000	130,087
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	616,000	603,048
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,974,480
01/15/2033	5.000%	4,258,000	4,308,377
Picard Midco, Inc.(a)
03/31/2029	6.500%	886,000	881,800
Seagate HDD
12/15/2029	8.250%	242,000	262,703
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	266,000	263,211
08/15/2032	6.750%	120,000	125,389
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	233,000	240,844
UKG, Inc.(a)
02/01/2031	6.875%	677,000	699,818
Zebra Technologies Corp.(a)
06/01/2032	6.500%	279,000	291,483
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	837,000	773,258
Total			33,811,698
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	135,000	138,140
02/15/2031	8.000%	456,000	466,442
ERAC USA Finance LLC(a)
11/01/2025	3.800%	916,000	909,794
05/01/2028	4.600%	9,524,000	9,636,734
Total			11,151,110
Wireless 0.5%
Altice France Holding SA(a)
02/15/2028	6.000%	561,000	175,821
Altice France SA(a)
07/15/2029	5.125%	595,000	417,086
10/15/2029	5.500%	522,000	365,732
T-Mobile US, Inc.
02/15/2031	2.875%	15,454,000	14,047,080
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	428,000	379,607
07/15/2031	4.750%	528,000	470,057
04/15/2032	7.750%	173,000	177,528
Total			16,032,911
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.1%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	530,497
03/15/2031	8.625%	389,000	419,667
Iliad Holding SAS(a)
10/15/2026	6.500%	452,000	456,682
10/15/2028	7.000%	596,000	606,643
Iliad Holding SASU(a)
04/15/2031	8.500%	205,000	220,602
Windstream Escrow LLC/Finance Corp.(a),(f)
10/01/2031	8.250%	141,000	143,607
Total			2,377,698
Total Corporate Bonds & Notes (Cost $739,584,042)			745,557,377

Foreign Government Obligations(h) 1.8%

Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	161,000	172,073
05/15/2029	4.250%	489,000	454,668
02/15/2030	9.000%	398,000	431,093
Total			1,057,834
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	3,324,000	3,609,364
Colombia 0.3%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,357,549
05/15/2049	5.200%	9,733,000	7,214,289
Total			10,571,838
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,650,915
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	1,692,893
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	4,650,000	4,369,680
Indonesia 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	4,100,000	4,179,458
Foreign Government Obligations(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	734,699
Mexico 0.2%
Mexico Government International Bond
05/07/2036	6.000%	3,376,000	3,443,122
Petroleos Mexicanos
09/21/2047	6.750%	5,000,000	3,577,293
Total			7,020,415
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	2,119,328
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	5,000,000	4,935,718
Qatar Petroleum(a)
07/12/2031	2.250%	5,445,000	4,787,132
Total			9,722,850
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a),(i)
02/06/2028	4.950%	2,740,000	1,644,000
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	5,250,000	4,945,482
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	4,495,000	3,733,697
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,972,933
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,739,450
Total			6,712,383
Total Foreign Government Obligations (Cost $76,618,827)			63,764,836

Residential Mortgage-Backed Securities - Agency(j) 40.2%

Fannie Mae REMICS(b),(k)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	0.820%	32,126,647	3,696,383

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	0.605%	40,908,625	5,092,907
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	0.605%	47,192,964	6,662,259
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	0.605%	20,765,778	2,599,246
Federal Home Loan Mortgage Corp.(l)
08/01/2045	3.500%	11,284,945	10,827,188
10/01/2045	4.000%	2,244,132	2,189,320
Federal Home Loan Mortgage Corp.
10/01/2045- 07/01/2052	4.000%	26,998,216	26,173,111
12/01/2051- 03/01/2052	2.500%	38,001,324	33,341,099
02/01/2052- 05/01/2052	3.000%	46,161,681	41,714,753
09/01/2052- 10/01/2053	5.000%	46,025,936	46,858,620
02/01/2053- 05/01/2053	4.500%	70,899,055	69,953,062
07/01/2053- 12/01/2053	5.500%	77,495,096	78,917,842
12/01/2053	6.000%	25,127,897	26,105,792
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.444%	253,174	23,813
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.594%	819,032	113,039
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	0.744%	6,580,886	1,072,281
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.655%	20,009,911	2,534,393
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	0.655%	9,591,458	1,357,911
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	0.594%	1,590,176	160,115
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.513%	838,044	91,587
Federal Home Loan Mortgage Corp.(k)
CMO Series 4176 Class BI
03/15/2043	3.500%	751,834	92,880
Federal Home Loan Mortgage Corp.(c),(k)
CMO Series 4620 Class AS
11/15/2042	0.755%	794,801	69,958
Federal Home Loan Mortgage Corp. REMICS(b),(k)
CMO Series 4937 Class YS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 11/15/2041	0.994%	20,887,986	2,801,522
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	0.544%	29,835,001	3,951,977
CMO Series 5386 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2041	0.544%	19,312,448	2,240,271
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	145,157,374	132,104,438
08/01/2040	4.500%	1,129,187	1,129,386
08/01/2043- 09/01/2052	3.500%	156,152,112	146,963,021
05/01/2048- 08/01/2052	4.000%	125,801,666	122,402,118
09/01/2053	5.000%	15,746,305	15,960,266
10/01/2053	5.500%	23,565,480	24,084,117
CMO Series 2017-72 Class B
09/25/2047	3.000%	9,728,188	9,048,702
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(l)
05/01/2044- 02/01/2048	4.000%	11,854,493	11,622,275
06/01/2044	4.500%	3,771,438	3,814,509
10/01/2051	2.500%	35,737,044	31,010,668
Federal National Mortgage Association(k)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	303,657	5,848
CMO Series 2021-3 Class TI
02/25/2051	2.500%	52,719,139	8,806,922
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.505%	1,564,488	177,209
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.755%	2,049,151	315,288
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.605%	1,135,628	167,261
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.605%	7,525,283	1,088,550
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.605%	17,377,305	2,072,311
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.755%	8,237,827	1,126,772
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	0.705%	7,753,078	1,202,561
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.755%	6,945,130	920,799
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.755%	13,746,299	2,301,485
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.805%	8,848,934	1,235,551
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.805%	7,080,625	1,038,137
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.755%	12,467,066	1,653,569
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.655%	26,653,877	3,400,166
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.655%	20,039,560	3,112,470
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.655%	15,377,333	2,121,712
Federal National Mortgage Association REMICS(b),(k)
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	0.655%	24,331,056	3,066,827
Freddie Mac REMICS(k)
CMO Series 5152 Class XI
11/25/2050	2.500%	54,326,277	6,420,078
CMO Series 5287 Class NI
05/25/2051	3.500%	26,257,078	5,229,969
Freddie Mac REMICS(b),(k)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	0.670%	22,992,904	1,718,375

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	0.594%	26,342,244	3,249,648
Government National Mortgage Association(l)
04/20/2048	4.500%	6,867,893	6,872,767
Government National Mortgage Association
08/20/2053	6.000%	11,258,945	11,693,608
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	29,721,556	29,784,028
Government National Mortgage Association(k)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,672,219	285,920
CMO Series 2020-175 Class KI
11/20/2050	2.500%	50,715,995	6,957,175
CMO Series 2020-191 Class UG
12/20/2050	3.500%	29,039,246	5,036,062
CMO Series 2021-119 Class QI
07/20/2051	3.000%	29,261,625	4,643,823
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	37,152,555	6,210,778
CMO Series 2021-16 Class KI
01/20/2051	2.500%	35,067,085	4,801,294
CMO Series 2021-179 Class IB
09/20/2051	3.000%	35,510,572	5,674,565
Government National Mortgage Association(b),(k)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.125%	9,305,164	1,161,763
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.125%	11,233,829	1,638,599
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.125%	4,709,977	632,763
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.075%	6,710,525	983,465
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.125%	6,361,139	856,293
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.125%	7,986,327	1,037,447
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.175%	10,587,042	1,388,549
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.125%	8,410,562	1,052,987
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.075%	5,725,696	702,985
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.125%	16,157,726	2,376,764
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.075%	13,661,738	1,747,835
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.125%	8,221,581	1,050,619
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.125%	8,559,451	1,059,624
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.125%	8,536,085	891,918
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	0.925%	13,123,292	1,633,170
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.075%	9,616,732	1,201,940
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.075%	9,944,287	1,270,709
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.975%	9,920,313	1,329,395
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.075%	9,049,005	1,211,603
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.075%	13,086,450	1,966,401
CMO Series 2019-99 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.975%	27,231,229	3,642,365
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.225%	16,215,192	2,502,528
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.975%	6,927,228	920,954
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.975%	26,423,143	3,158,298
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.075%	9,862,755	1,262,755
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	0.955%	27,940,523	4,554,593
CMO Series 2022-190 Class ES
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 10/20/2049	0.975%	25,299,857	2,957,151
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.025%	41,508,436	5,581,166
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.155%	25,047,510	3,162,664
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.125%	22,981,338	3,514,812
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.655%	34,318,038	1,851,503
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.155%	56,978,503	3,967,675
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	0.975%	39,716,245	5,549,329
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.975%	40,025,528	5,390,522

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.025%	35,979,164	4,829,149
CMO Series 2024-125 Class SW
30-day Average SOFR + 6.050% Cap 6.050% 08/20/2054	0.705%	41,643,343	4,154,694
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	0.505%	38,293,417	3,306,024
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	0.655%	33,649,451	3,485,659
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	1.805%	52,925,616	7,605,146
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	0.105%	33,039,929	2,684,719
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	0.105%	69,546,700	6,407,115
CMO Series 2024-79 Class SC
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 05/20/2054	0.005%	65,758,802	4,435,905
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	0.605%	26,751,578	2,530,691
Government National Mortgage Association TBA(f)
10/21/2054	4.500%	24,000,000	23,696,739
10/21/2054	5.000%	102,000,000	102,163,317
Uniform Mortgage-Backed Security TBA(f)
10/17/2039	3.000%	66,000,000	63,300,703
10/17/2039	3.500%	8,000,000	7,830,693
10/15/2054	4.500%	13,000,000	12,779,352
10/15/2054	5.500%	22,250,000	22,507,643
Residential Mortgage-Backed Securities - Agency(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/2054	6.000%	73,000,000	74,608,110
Total Residential Mortgage-Backed Securities - Agency (Cost $1,435,448,337)			1,418,709,160

Residential Mortgage-Backed Securities - Non-Agency 12.9%

A&D Mortgage Trust(a),(c)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	5,968,276	6,046,884
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	1,295,038	1,214,326
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,594,665
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	3,069,918	3,050,588
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,591,685	1,549,261
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	1,358,268	1,339,992
BVRT Financing Trust(a),(b),(m)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	15,892,675	15,892,675
CAFL Issuer LLC(a),(c)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	3,810,091	3,770,807
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	12,194,435	11,959,440
CMO Series 2022-5 Class A1
01/25/2058	6.000%	7,966,802	7,936,389
CMO Series 2023-3 Class A1
07/25/2058	7.100%	12,122,123	12,363,787
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	1,699,830	1,660,979
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,262,585	1,244,405
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	2,386,513	2,338,659
CMO Series 2021-3 Class A1
09/27/2066	0.956%	9,634,413	8,121,330
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3 Class A2
09/27/2066	1.162%	3,986,654	3,368,155
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	6,488,031
CSMC Trust(a),(c)
CMO Series 2022-NQM5 Class M1
05/25/2067	5.169%	6,477,700	6,104,201
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,573,442	4,937,831
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,248,198
FIGRE Trust(a),(c)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,374,844	3,455,364
Figure Line of Credit Trust(a),(c)
CMO Series 2020-1 Class A
09/25/2049	4.040%	1,427,917	1,408,725
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.930%	3,449,548	3,469,325
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	7.130%	8,250,000	8,358,803
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.030%	10,256,000	10,989,099
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.430%	5,343,229	5,402,535
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	6,153,866	5,868,937
GCAT Trust(a),(c)
CMO Series 2019-NQM3 Class A3
11/25/2059	4.043%	2,706,516	2,620,840
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	4,327,368	4,073,308
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	4,025,239
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	6,034,202
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.130%	1,631,381	1,634,279
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	7,500,000	7,423,241
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,868,229	3,426,102
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	11,027,073	11,020,897
MFA Trust(a),(c)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,358,978
CMO Series 2024-RPL1 Class A2
02/25/2066	4.250%	6,200,000	5,272,427
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	4,589,754	4,632,310
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	4,297,934	4,135,750
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,394,865	3,331,251
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.330%	326,543	326,726
OBX Trust(a),(c)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	5,588,226	4,620,266
Point Securitization Trust(a),(c)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	10,486,720	10,433,759
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-3 Class A1
04/25/2026	4.867%	6,393,404	6,357,493
CMO Series 2021-7 Class A1
08/25/2026	1.867%	6,685,459	6,615,721
CMO Series 2021-8 Class A1
09/25/2026	1.743%	7,795,902	7,701,129
PRET LLC(a),(c)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	10,402,205	10,584,835
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	9,664,678	9,755,272
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	14,869,166	15,007,196
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	13,141,585	13,408,319

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	4,736,657	4,713,797
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	5,029,692	4,981,728
PRKCM Trust(a),(c)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	5,008,233
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	5,118,732	4,733,666
Radnor Re Ltd.(a),(b)
CMO Series 2024-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/25/2034	7.496%	7,350,000	7,350,237
RCO Mortgage LLC(a),(c)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	8,284,235	8,343,537
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	84,638	83,550
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	427,772	419,254
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,635,328
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,149,187	1,148,139
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,604,564
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,808,626	2,413,694
CMO Series 2022-2 Class A1
02/25/2067	3.122%	3,363,824	3,224,948
Toorak Mortgage Trust(a),(c)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	12,375,000	12,391,370
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	20,638,977
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	8,131,076	8,190,684
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	10,005,698	9,906,648
VCAT LLC(a),(c)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	6,914,556	6,833,336
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	4,737,811	4,700,179
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	4.000%	1,050,967	1,046,166
CMO Series 2019-INV3 Class A3
11/25/2059	4.100%	1,956,411	1,930,163
CMO Series 2020-1 Class A3
01/25/2060	2.724%	6,221,493	6,074,008
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,546,958	2,185,671
CMO Series 2021-5 Class A3
09/25/2066	1.373%	4,821,027	4,147,402
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,830,431
CMO Series 2021-7 Class A3
10/25/2066	2.240%	7,903,152	7,002,478
CMO Series 2023-1 Class M1
12/25/2067	6.920%	15,257,000	15,377,863
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,218,556	1,177,883
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $469,594,691)			456,076,865

Senior Loans 1.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(n)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	7.104%	350,000	348,530
Airlines 0.0%
Air Canada(b),(n)
Term Loan
3-month Term SOFR + 2.500% 03/14/2031	7.253%	248,750	249,061
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc.(b),(n)
Term Loan
6-month Term SOFR + 2.500% 06/04/2029	7.209%	350,000	347,063
United Airlines, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/14/2031	8.033%	106,957	106,991
Total			703,115
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	8.104%	350,000	350,658
First Brands Group LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.514%	347,545	343,374
Total			694,032
Brokerage/Asset Managers/Exchanges 0.1%
AlixPartners LLP(b),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	7.460%	347,300	347,474
Aretec Group, Inc.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 4.000% 08/09/2030	8.845%	347,375	339,896
Citadel Securities LP(b),(n)
Term Loan
1-month Term SOFR + 2.250% 07/28/2030	7.095%	231,583	231,372
Focus Financial Partners LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/11/2031	8.445%	11,903	11,863
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 09/11/2031	8.095%	221,649	220,915
HighTower Holding LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 04/21/2028	8.748%	347,339	347,124
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
June Purchaser LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/11/2031	8.451%	115,714	115,136
3-month Term SOFR + 3.250% 09/11/2031	8.451%	19,286	19,189
Russell Investments US Institutional Holdco, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	10.252%	260,504	223,643
VFH Parent LLC(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/13/2031	7.595%	120,699	120,699
Total			1,977,311
Building Materials 0.1%
Cornerstone Building Brands, Inc.(b),(n)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/03/2031	9.597%	56,034	55,317
Foundation Building Materials, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.764%	347,308	337,857
Hunter Douglas Holding BV(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.571%	348,223	344,741
LBM Acquisition LLC (b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.968%	348,229	341,049
Madison Safety & Flow LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 09/19/2031	8.361%	48,888	48,827
Quikrete Holdings, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 03/25/2031	7.345%	348,216	348,216
Standard Building Solutions, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/22/2028	6.920%	232,910	233,299

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Supply Holdings LLC(b),(n)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	8.095%	348,219	345,520
Total			2,054,826
Cable and Satellite 0.0%
UPC Financing Partnership(b),(n)
Tranche AX Term Loan
1-month Term SOFR + 2.925% 01/31/2029	8.136%	200,000	198,806
Virgin Media Bristol LLC(b),(n)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.711%	350,000	334,540
Total			533,346
Chemicals 0.1%
A-AP Buyer, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.250% 09/09/2031	7.854%	54,417	54,621
Axalta Coating Systems Dutch Holding B BV/Axalta Coating Systems US Holdings, Inc.(b),(n)
Tranche B6 Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 12/20/2029	6.604%	333,600	334,387
Ineos Quattro Holdings UK Ltd.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/03/2029	9.195%	348,250	348,034
Ineos US Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% 11/03/2027	8.595%	349,125	349,212
Olympus Water US Holding Corp.(b),(n)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 06/20/2031	9.097%	322,924	322,682
USALCO LLC(b),(n),(o)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/18/2031	1.000%	6,953	6,970
Tranche B Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 09/17/2031	8.845%	67,481	67,650
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Windsor Holdings III LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/01/2030	8.461%	347,379	348,435
WR Grace Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.854%	836,350	837,605
Total			2,669,596
Consumer Cyclical Services 0.1%
APX Group, Inc.(b),(n)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/10/2028	8.296%	348,210	347,938
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.195%	346,392	331,670
Cast & Crew LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.595%	146,971	147,164
Conservice Midco LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/13/2027	8.345%	347,379	347,675
Corporation Service Co.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/03/2029	7.345%	264,751	264,751
Ensemble RCM LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	8.252%	82,567	82,630
Fleet Midco I Ltd.(b),(n)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.578%	122,501	122,195
OMNIA Partners LLC(b),(n)
Term Loan
3-month Term SOFR + 3.250% 07/25/2030	8.529%	150,000	150,294
PG Polaris Bidco SARL(b),(n)
Term Loan
3-month Term SOFR + 3.500% 02/22/2031	8.104%	346,242	346,567
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Prime Security Services Borrower LLC(b),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 10/13/2030	7.445%	198,627	198,337
Total			2,339,221
Consumer Products 0.0%
Amer Sports Co.(b),(n)
Term Loan
3-month Term SOFR + 3.250% 02/08/2031	8.596%	323,907	324,312
Bombardier Recreational Products, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.595%	347,375	346,507
Recess Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/14/2030	9.752%	348,250	349,208
Topgolf Callaway Brands Corp.(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.100% 03/09/2030	7.845%	286,398	281,924
Total			1,301,951
Diversified Manufacturing 0.1%
Barnes Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.500% 09/30/2030	7.345%	347,174	346,886
CD&R Hydra Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	8.945%	232,685	230,940
EMRLD Borrower LP(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.500% 05/23/2030	7.557%	332,161	331,331
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(n)
Term Loan
6-month Term SOFR + 5.000% 02/15/2029	10.326%	362,542	360,428
Madison IAQ LLC(b),(n)
Term Loan
6-month Term SOFR + 2.750% 06/21/2028	7.889%	347,308	346,839
NVENT Thermal LLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/12/2031	8.695%	51,562	51,498
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TK Elevator Midco GmbH(b),(n)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/11/2030	8.588%	347,382	347,962
WEC US Holdings Ltd.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/21/2031	7.595%	332,745	332,548
Total			2,348,432
Electric 0.0%
Alpha Generation LLC(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.595%	97,776	97,758
Calpine Corp.(b),(n)
Term Loan
1-month Term SOFR + 2.000% 01/13/2031	7.338%	348,250	346,975
Carroll County Energy LLC(b),(n)
Term Loan
3-month Term SOFR + 4.000% 06/20/2031	8.604%	168,214	168,130
Compass Power Generation LLC(b),(n),(o)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.595%	65,484	65,788
EFS Cogen Holdings I LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 1.000% 10/01/2027	8.460%	228,297	228,345
Hamilton Projects Acquiror LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/22/2031	8.595%	151,790	152,701
South Field Energy LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/15/2031	8.354%	62,147	62,354
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/15/2031	8.354%	3,812	3,824
Vistra Zero Operating Co. LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 04/30/2031	7.595%	165,833	166,207
Total			1,292,082

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
AAL Delaware Holdco, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 07/30/2031	8.345%	56,181	56,374
Covanta Holdings Corp. (b),(n)
Tranche B Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.350%	322,723	322,775
Tranche C Term Loan
6-month Term SOFR + 2.500% Floor 0.500% 11/30/2028	7.588%	24,794	24,798
Northstar Group Services, Inc.(b),(n)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/07/2030	10.014%	103,540	103,831
Total			507,778
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(n)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.845%	350,000	350,175
CHG PPC Parent LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/08/2028	7.710%	73,637	73,315
Primary Products Finance LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 04/01/2029	8.971%	347,375	347,319
Triton Water Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.115%	348,205	347,460
Total			1,118,269
Gaming 0.1%
Caesars Entertainment, Inc.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/01/2031	7.595%	256,605	256,284
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ECL Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% 08/31/2030	8.845%	144,582	144,898
Entain PLC(b),(n)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	8.014%	348,244	348,098
Fertitta Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 01/27/2029	8.847%	347,328	346,196
Flutter Entertainment PLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 11/15/2030	6.604%	347,375	347,250
HRNI Holdings LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	9.195%	333,594	330,675
Ontario Gaming GTA LP(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 07/20/2030	8.893%	308,831	308,316
Penn Entertainment, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 05/03/2029	7.695%	347,335	347,856
Scientific Games Holdings LP (b),(n)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	8.318%	349,114	346,813
Total			2,776,386
Health Care 0.1%
Agiliti Health, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.000% 05/01/2030	7.375%	82,915	80,427
Auris Luxembourg III SARL(b),(n),(o)
Tranche B6 Term Loan
3-month Term SOFR + 3.750% 02/28/2029		122,727	122,727
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Medline Borrower LP(b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	7.595%	497,211	497,161
Parexel International, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/15/2028	7.845%	333,898	333,835
Select Medical Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/06/2027	7.845%	62,387	62,595
Star Parent, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.750% 09/19/2030	8.354%	349,125	339,175
Surgery Center Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.670%	348,250	348,299
Upstream Newco, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.764%	347,308	299,938
Total			2,084,157
Leisure 0.0%
Alterra Mountain Co.(b),(n)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 08/17/2028	8.095%	397,979	398,310
Bulldog Purchaser, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/13/2031	8.854%	65,320	65,564
Carnival Corp. (b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	7.595%	214,810	215,145
Cinemark USA, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/24/2030	8.024%	347,373	347,519
Motion Acquisition Ltd.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	8.104%	301,856	290,159
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UFC Holdings LLC(b),(n)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 04/29/2026	8.291%	347,018	347,143
Total			1,663,840
Lodging 0.0%
Hilton Grand Vacations Borrower LLC(b),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 08/02/2028	7.345%	347,315	344,929
Playa Resorts Holding BV(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.595%	347,348	344,792
Total			689,721
Media and Entertainment 0.1%
AppLovin Corp.(b),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/25/2028	7.345%	348,250	348,003
Cengage Learning, Inc.(b),(n)
Tranche B 1st Lien Term Loan
6-month Term SOFR + 4.250% Floor 1.000% 03/15/2031	9.538%	249,375	249,769
Creative Artists Agency LLC(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 3.000% 11/27/2028	11.000%	347,375	347,003
Dotdash Meredith, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	8.944%	348,210	347,774
E.W. Scripps Co. (The)(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 02/01/2028	7.960%	346,189	308,226
Plano Holdco, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 08/30/2031	8.092%	47,470	47,470
Playtika Holding Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.710%	347,301	344,630

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
StubHub Holdco Sub LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/11/2030	9.595%	224,438	223,783
Univision Communications, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	8.210%	198,093	192,707
Total			2,409,365
Midstream 0.1%
CQP Holdco LP(b),(n)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 12/31/2030	6.854%	349,125	348,507
GIP Pilot Acquisition Partners LP(b),(n)
Term Loan
3-month Term SOFR + 2.500% 10/04/2030	7.818%	348,245	348,534
NGP XI Midstream Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 4.000% 07/25/2031	8.604%	90,000	89,888
Oryx Midstream Services Permian Basin LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	8.225%	347,375	347,347
Rockpoint Gas Storage Partners LP(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.500% 09/15/2031	8.363%	270,000	268,650
Whitewater DBR Holdco LLC(b),(n)
Term Loan
3-month Term SOFR + 2.750% 03/03/2031	7.354%	311,364	310,682
Total			1,713,608
Oil Field Services 0.0%
Goodnight Water Solutions Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 5.250% 05/30/2029	10.095%	88,240	88,075
Other Financial Institutions 0.0%
19th Holdings Golf LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	8.512%	347,335	340,389
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dynamo US Bidco, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 4.250% 09/25/2031	9.097%	60,000	60,000
Freeport LNG Investments LLLP(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	9.044%	396,923	393,053
IGT Holding IV AB(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 3.400% Floor 0.500% 03/31/2028	8.492%	348,201	347,330
Total			1,140,772
Other Industry 0.0%
Artera Services LLC(b),(n)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.104%	82,635	80,349
Brand Industrial Services, Inc.(b),(n)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.748%	16,583	16,102
Total			96,451
Other REIT 0.0%
OEG Borrower LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 06/25/2031	8.363%	55,556	55,417
Packaging 0.0%
Anchor Packaging LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% 05/30/2029	8.595%	177,038	177,371
Charter Next Generation, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/01/2027	8.095%	298,454	298,424
Clydesdale Acquisition Holdings, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	8.020%	347,728	345,756
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pactiv Evergreen, Inc.(b),(n)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	7.345%	349,125	348,797
Total			1,170,348
Paper 0.0%
Verde Purchaser LLC(b),(n),(o)
Term Loan
3-month Term SOFR + 4.500% 11/30/2030	10.344%	199,500	197,547
Property & Casualty 0.1%
Acrisure LLC (b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/06/2030	8.211%	145,953	144,403
Alliant Holdings Intermediate LLC(b),(n),(o)
Tranche B6 Term Loan
3-month Term SOFR + 3.250% 11/06/2031	7.965%	37,500	37,277
AssuredPartners, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	8.345%	348,250	347,839
Asurion LLC(b),(n)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	9.095%	150,000	147,187
Broadstreet Partners, Inc.(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.250% 06/13/2031	8.095%	548,625	546,228
Hub International Ltd.(b),(n)
Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 06/20/2030	8.255%	348,252	347,695
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/31/2031	8.252%	348,237	347,453
Truist Insurance Holdings LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 03/22/2031	7.854%	247,222	246,604
Total			2,164,686
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
Dave & Busters, Inc.(b),(n),(o)
Tranche B Term Loan
1-month Term SOFR + 3.250% 09/29/2031	8.215%	220,811	218,603
IRB Holding Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 12/15/2027	7.695%	348,250	347,728
Whatabrands LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 08/03/2028	7.595%	446,608	445,750
Total			1,012,081
Retailers 0.0%
Great Outdoors Group LLC(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	8.710%	396,931	396,518
Harbor Freight Tools USA, Inc.(b),(n)
Term Loan
6-month Term SOFR + 2.500% 06/05/2031	7.333%	198,456	195,263
PetSmart LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.695%	347,315	343,904
Total			935,685
Technology 0.3%
Adeia, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.000% 06/08/2028	7.961%	319,649	319,451
Ascend Learning LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.445%	776,055	772,120
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.695%	475,000	458,969

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.095%	347,335	344,803
Barracuda Parent LLC(b),(n)
1st Lien Term Loan
6-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.814%	347,348	337,084
Boost Newco Borrower LLC(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 01/31/2031	7.104%	350,000	349,853
Boxer Parent Co., Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.750% 07/30/2031	9.005%	116,667	116,355
Camelot US Acquisition LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/25/2031	7.595%	348,250	347,553
Central Parent LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.854%	400,000	395,468
Cloud Software Group, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 03/30/2029	8.604%	447,606	445,412
Cloudera, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.695%	347,328	337,343
Cotiviti, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 05/01/2031	8.451%	348,250	347,815
Darktrace PLC(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/02/2031	3.250%	136,204	133,953
DCert Buyer, Inc.(b),(n)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.845%	263,333	224,586
Dun & Bradstreet Corp. (The)(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.750% 01/18/2029	7.605%	348,250	347,839
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ellucian Holdings, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/09/2029	8.445%	346,842	347,546
Envestnet, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/19/2031	8.604%	130,617	129,991
Flash Charm, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.748%	348,227	341,047
Fortress Intermediate 3, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.750% 05/08/2031	8.595%	154,920	154,533
Greeneden US Holdings I LLC(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 12/01/2027	8.345%	22,958	22,983
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(n)
Term Loan
3-month Term SOFR + 3.750% 07/18/2030	8.354%	213,769	212,499
ICON Parent, Inc.(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 09/11/2031	8.201%	82,309	81,657
Idemia Group SAS(b),(n)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.854%	348,250	348,905
Ingram Micro, Inc.(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 2.750% 09/22/2031	7.564%	277,388	277,216
Lummus Technology Holdings V LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 12/31/2029	8.460%	177,502	177,820
McAfee Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 03/01/2029	8.451%	348,239	346,606
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mitchell International, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/06/2031	8.095%	187,924	184,997
Nielsen Consumer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.595%	150,000	149,250
Open Text Corp.(b),(n)
Term Loan
1-month Term SOFR + 2.250% 01/31/2030	7.095%	222,872	223,594
Peraton Corp.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.695%	267,069	256,442
Project Boost Purchaser LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.500% 07/16/2031	8.786%	37,010	36,979
Proofpoint, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/01/2028	7.845%	347,362	347,105
Sovos Compliance LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	9.460%	348,216	347,742
Thunder Generation Funding(b),(n),(o)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/14/2031	7.610%	94,444	94,326
UKG, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 01/30/2031	8.555%	432,542	432,542
Ultra Clean Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 02/27/2028	8.345%	151,425	151,803
Virtusa Corp.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	8.095%	194,423	194,180
Total			10,138,367
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.0%
Brown Group Holding LLC(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/02/2029	7.837%	349,125	348,154
First Student Bidco, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	7.865%	190,763	190,843
Tranche C Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 07/21/2028	7.865%	58,185	58,210
Total			597,207
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	9.252%	349,125	350,783
Total Senior Loans (Cost $47,498,680)			47,172,985

U.S. Treasury Obligations 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(l)
08/15/2025	2.000%	30,000,000	29,471,484
U.S. Treasury
03/31/2028	1.250%	3,000,000	2,772,187
07/31/2028	1.000%	3,000,000	2,724,375
08/15/2045	2.875%	7,608,500	6,185,473
Total U.S. Treasury Obligations (Cost $41,736,119)			41,153,519

Call Option Contracts Purchased 0.5%
Value ($)
(Cost $10,185,200)	15,765,871

Put Option Contracts Purchased 0.0%

(Cost $3,726,788)	199,785

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(p),(q)	202,083,549	202,063,341
Total Money Market Funds (Cost $202,038,094)		202,063,341
Total Investments in Securities (Cost: $3,882,750,495)		3,818,158,495
Other Assets & Liabilities, Net		(292,250,052)
Net Assets		3,525,908,443
At September 30, 2024, securities and/or cash totaling $41,261,212 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,512,206 USD	2,251,000 EUR	Citi	11/13/2024	—	(1,990)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	3,709	03/2026	USD	899,432,500	1,107,135	—
Euro-Bund	892	12/2024	EUR	120,348,640	437,699	—
U.S. Treasury 10-Year Note	336	12/2024	USD	38,398,500	—	(341,804)
U.S. Treasury 2-Year Note	1,103	12/2024	USD	229,691,133	833,623	—
U.S. Treasury 5-Year Note	2,209	12/2024	USD	242,731,134	—	(1,110,608)
U.S. Treasury Ultra 10-Year Note	131	12/2024	USD	15,496,891	43,761	—
U.S. Treasury Ultra Bond	1,652	12/2024	USD	219,870,875	—	(1,549,827)
Total					2,422,218	(3,002,239)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(3,709)	03/2025	USD	(889,789,100)	—	(965,215)
U.S. Long Bond	(512)	12/2024	USD	(63,584,000)	11,954	—
Total					11,954	(965,215)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	70,000,000	70,000,000	3.80	04/10/2025	2,149,000	3,512,341
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	28,000,000	28,000,000	3.25	08/19/2025	858,200	755,681
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	50,000,000	50,000,000	4.00	11/06/2024	1,500,000	2,793,115
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	3.75	11/29/2024	3,170,000	3,834,090
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	120,000,000	120,000,000	4.00	05/07/2025	2,508,000	4,870,644
Total							10,185,200	15,765,871

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	30,000,000	30,000,000	4.50	04/25/2025	736,500	78,444
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	4.50	04/16/2025	1,177,500	121,305
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	186,000,000	186,000,000	4.50	10/07/2024	964,038	19
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	175,000,000	175,000,000	4.50	10/02/2024	848,750	17
Total							3,726,788	199,785

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(75,000,000)	(75,000,000)	3.05	10/07/2024	(375,000)	(9,908)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	616,969	(2,500)	673,038	—	—	(58,569)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	1,110,544	(4,500)	2,179,763	—	—	(1,073,719)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	1,525,565	(3,900)	2,057,521	—	—	(535,856)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	456,558	(1,850)	537,447	—	—	(82,739)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	2,964,249	(8,500)	659,233	—	2,296,516	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	456,557	(1,850)	118,822	—	335,885	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	697,471	(2,000)	221,889	—	473,582	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,204,391	(3,875)	1,752,494	—	—	(551,978)
Total							9,032,304	(28,975)	8,200,207	—	3,105,983	(2,302,861)

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	USD	34,949,000	(9,022)	—	—	—	(9,022)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.236	USD	10,000,000	(1,743,676)	5,000	—	(2,058,002)	319,326	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	13.236	USD	10,000,000	(1,743,676)	5,000	—	(1,594,198)	—	(144,478)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	35.572	USD	9,065,151	(1,105,404)	4,532	—	(1,771,034)	670,162	—
Total								(4,592,756)	14,532	—	(5,423,234)	989,488	(144,478)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $1,457,792,205, which represents 41.35% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Perpetual security with no specified maturity date.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(j)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at September 30, 2024:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
10/15/2054 3.000%	(75,000,000)	10/15/2024	(68,059,570)	(67,306,553)

(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	Valuation based on significant unobservable inputs.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	Represents a security purchased on a forward commitment basis.
(p)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(q)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	211,498,777	879,682,912	(889,139,549)	21,201	202,063,341	1,085	8,712,166	202,083,549
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

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3QT7012_12_C01_(11/24)